Significant Events - Sale of TransAlta Renewables Shares to Alberta Investment Management Corporation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Notional amount	$ 3,234	$ 3,664
(Note 4)	144	0	$ 162
Restricted cash (Note 22)	0	30
Non-recourse
Disclosure of subsidiaries [line items]
Restricted cash (Note 22)	$ 33	$ 35